UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23434

(Investment Company Act File Number)

RiverNorth Managed Duration Municipal Income Fund Inc.

(Exact Name of Registrant as Specified in Charter)

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654

(Address of Principal Executive Offices)

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654

(Name and Address of Agent for Service)

(312) 832-1440

(Registrant’s Telephone Number)

Date of Fiscal Year End: June 30

Date of Reporting Period: December 31, 2019

Item 1.	Reports to Stockholders.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.RiverNorth.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-888-848-7569 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.RiverNorth.com.

RiverNorth Managed Duration Municipal Income Fund, Inc.

Table of Contents

Performance Overview	2
Schedule of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Statement of Cash Flows	13
Financial Highlights	14
Notes to Financial Statements	15
Dividend Reinvestment Plan	28
Additional Information	30
Consideration and Approval of Advisory and Sub-Advisory Agreements	31

RiverNorth Managed Duration Municipal Income Fund, Inc.

Performance Overview	December 31, 2019 (Unaudited)

WHAT IS THE FUND’S INVESTMENT STRATEGY?

The RiverNorth Managed Duration Municipal Income Fund, Inc. (the “Fund”) seeks to provide current income exempt from regular U.S. federal income taxes (but which may be included in taxable income for purposes of the Federal alternative minimum tax with a secondary objective of total return.

The Fund’s Managed Assets are allocated among two principal strategies: Tactical Municipal Closed-End Fund (CEF) Strategy managed by RiverNorth Capital Management, LLC (“RiverNorth”), and Municipal Bond Income Strategy managed by MacKay Shields LLC ("MacKay Shields").

RiverNorth determines the portion of the Fund’s assets to allocate to each strategy and may, from time to time, adjust the allocations. The Fund may allocate between 25% to 50% of its Managed Assets to the Tactical Municipal CEF Strategy and 50% to 75% of its Managed Assets to the Municipal Bond Income Strategy.

The tactical Municipal CEF Strategy typically invests in municipal CEFs and exchange-traded funds (ETFs) and other investment companies seeking to derive value from the discount and premium spreads associated with CEFs. The Municipal Bond Income Strategy primarily invests in municipal debt securities of any credit quality, including securities that are rated below investment grade. RiverNorth and MacKay Shields may use various techniques to manage the duration of the Fund's portfolio in an attempt to mitigate the risks associated with changes in interest rates. Under normal market conditions, the Fund will seek to maintain Managed Assets with a weighted average effective duration of the Bloomberg Barclays Municipal Bond Index.

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK DURING THE REPORTING PERIOD?

PERFORMANCE as of December 31, 2019

TOTAL RETURN(1)	1 Month	3 Month	Since Inception(2)
RiverNorth Managed Duration Municipal Income Fund, Inc. – NAV(3)	1.62%	2.40%	3.79%
RiverNorth Managed Duration Municipal Income Fund, Inc. – Market(4)	-1.87%	-2.20%	-1.50%
Bloomberg Barclays U.S. Municipal Bond Index(5)	0.31%	0.74%	1.64%

(1)	Total returns assume reinvestment of all distributions.

(2)	The Fund commenced operations on July 25, 2019.

(3)	Performance returns are net of management fees and other Fund expenses.

(4)	Market price is the value at which the Fund trades on an exchange. This market price can be more or less than its net asset value (“NAV”).

(5)	The Bloomberg Barclays U.S. Municipal Bond Index covers the US Dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

The total annual expense ratio as a percentage of net assets attributable to common shares as of December 31, 2019 is 2.24% (excluding interest short term floating rate obligations). Including interest on short term floating rate obligations, the expense ratio is 3.03%.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling 844.569.4750. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund, Inc.

Performance Overview	December 31, 2019 (Unaudited)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

The graph below illustrates the growth of a hypothetical $10,000 investment assuming the purchase of common shares at the closing market price (NYSE: RMM) of $20.00 on July 25, 2019 (commencement of operations) and tracking its progress through December 31, 2019.

Past performance does not guarantee future results. Performance will fluctuate with changes in market conditions. Current performance may be lower or higher than the performance data shown. Performance information does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the sale of Fund shares. An investment in the Fund involves risk, including loss of principal.

TOP TEN HOLDINGS* as of December 31, 2019

% of Net Assets
Nuveen AMT-Free Quality Municipal Income Fund	9.44%
Folsom Cordova Unified School District	7.51%
State of Illinois	7.30%
Nuveen Quality Municipal Income Fund	6.98%
New Caney Independent School District	5.55%
Illinois State Toll Highway Authority	4.90%
Brookhaven Development Authority	4.87%
State of Connecticut	4.77%
Kansas City Industrial Development Authority	4.73%
Texas Private Activity Bond Surface Transportation Corp.	4.64%
60.69%

*	Holdings are subject to change and exclude short-term investments.

Semi-Annual Report | December 31, 2019	3

RiverNorth Managed Duration Municipal Income Fund, Inc.

Performance Overview	December 31, 2019 (Unaudited)

 ASSET ALLOCATION as of December 31, 2019^

^	Holdings are subject to change.

Percentages are based on total investments of the Fund and do not include derivatives.

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RiverNorth Managed Duration Municipal Income Fund, Inc.

Schedule of Investments	December 31, 2019 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS (55.22%)
389,707	AllianceBernstein National Municipal Income Fund, Inc.	$5,448,104
274,000	BlackRock California Municipal Income Trust	3,715,440
13,133	BlackRock Municipal 2030 Target Term Trust	317,687
502,596	BlackRock Municipal Income Quality Trust	7,061,474
647,098	BlackRock MuniHoldings California Quality Fund, Inc.	9,052,901
159,987	BlackRock MuniHoldings Investment Quality Fund	2,126,227
614,159	BlackRock MuniHoldings New York Quality Fund, Inc.	8,370,987
157,603	BlackRock MuniHoldings Quality Fund II, Inc.	1,987,374
106,277	BlackRock MuniHoldings Quality Fund, Inc.	1,335,902
90,753	BlackRock MuniYield California Quality Fund, Inc.	1,289,600
301,402	BlackRock MuniYield New York Quality Fund, Inc.	3,945,352
269,169	BlackRock MuniYield Quality Fund II, Inc.	3,499,197
1,295,812	BlackRock MuniYield Quality Fund III, Inc.	17,493,462
165,485	DWS Municipal Income Trust	1,874,945
315,856	Eaton Vance California Municipal Bond Fund	3,553,380
905,278	Eaton Vance Municipal Bond Fund	11,659,981
72,921	Eaton Vance New York Municipal Income Trust	976,762
51,897	Invesco Advantage Municipal Income Trust II	579,689
80,750	Invesco Municipal Opportunity Trust	998,070
643,801	Invesco Municipal Trust	7,957,380
129,329	Invesco Quality Municipal Income Trust	1,626,959
1,159,555	Invesco Trust for Investment Grade Municipals	14,900,282
2,640,588	Nuveen AMT-Free Quality Municipal Income Fund	37,971,657
241,920	Nuveen California Quality Municipal Income Fund	3,602,189
20,604	Nuveen Dividend Advantage Municipal Income Fund	343,470
376,142	Nuveen Maryland Quality Municipal Income Fund	5,059,110
355,448	Nuveen Michigan Quality Municipal Income Fund	5,026,035
755,969	Nuveen New York AMT-Free Quality Municipal Income Fund	10,258,499
164,948	Nuveen New York Quality Municipal Income Fund	2,342,262
37,215	Nuveen Ohio Quality Municipal Income Fund	574,041
633,811	Nuveen Pennsylvania Quality Municipal Income Fund	8,968,426
1,923,890	Nuveen Quality Municipal Income Fund	28,088,794
202,958	Nuveen Texas Quality Municipal Income Fund	2,908,388
421,989	Pioneer Municipal High Income Advantage Trust	4,561,701
337,932	Putnam Managed Municipal Income Trust	2,700,077

TOTAL CLOSED-END FUNDS
(Cost $221,194,335)		222,175,804

Principal Amount/Description		Rate	Maturity	Value
U.S. CORPORATE BONDS (2.44%)
Consumer, Non-cyclical (2.44%)
$7,500,000	CommonSpirit Health	3.82%	10/01/49	$7,326,651

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2019	5

RiverNorth Managed Duration Municipal Income Fund, Inc.

Schedule of Investments	December 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Consumer, Non-cyclical (continued)
$2,500,000	Stetson University, Inc.	4.09%	12/01/59	$2,506,891
				9,833,542
TOTAL U.S. CORPORATE BONDS
(Cost $9,959,755)				9,833,542

MUNICIPAL BONDS (104.40%)
California (26.39%)
10,000,000	Compton Unified School District, Series B(a)	4.00%	06/01/49	10,991,200
27,500,000	Folsom Cordova Unified School District, General Obligation Unlimited Bonds(a)	4.00%	10/01/44	30,224,700
10,000,000	Livermore Valley Joint Unified School District, General Obligation Unlimited Bonds(a)	4.00%	08/01/46	10,980,300
15,000,000	Los Angeles County Facilities, Inc., Revenue Bonds(a)	4.00%	12/01/48	16,878,300
10,000,000	Los Angeles County Sanitation Districts Financing Authority, Revenue Bonds(a)	4.00%	10/01/42	10,984,100
15,000,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds(a)	5.00%	05/01/46	17,310,150
8,800,000	University of California, Revenue Bonds(b)	0.34%	05/15/48	8,800,000
				106,168,750
Colorado (4.17%)
15,000,000	Colorado Health Facilities Authority, Revenue Bonds(a)	4.00%	11/15/43	16,759,800

Connecticut (4.76%)
17,105,000	State of Connecticut, General Obligation Unlimited Bonds(a)	4.00%	04/15/38	19,172,995

Georgia (4.87%)
17,500,000	Brookhaven Development Authority, Revenue Bonds(a)	4.00%	07/01/44	19,604,725

Illinois (12.20%)
17,500,000	Illinois State Toll Highway Authority, Revenue Bonds(a)	4.00%	01/01/44	19,698,875

See Notes to Financial Statements.

6	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund, Inc.

Schedule of Investments	December 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Illinois (continued)
$26,000,000	State of Illinois, General Obligation Unlimited Bonds(a)	5.00%	11/01/25	$29,377,920
				49,076,795
Indiana (1.02%)
4,100,000	Indiana Finance Authority, Revenue Bonds(b)	0.45%	11/01/39	4,100,000

Massachusetts (2.64%)
10,000,000	Massachusetts Educational Financing Authority, Revenue Bonds(a)	4.25%	07/01/46	10,636,200

Michigan (4.35%)
16,000,000	Michigan Finance Authority, Revenue Bonds(a)	4.00%	02/15/47	17,493,280

Missouri (4.73%)
16,000,000	Kansas City Industrial Development Authority, Revenue Bonds(a)	5.00%	03/01/46	19,024,800

New York (3.64%)
13,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds(a)	4.00%	05/01/41	14,663,740

Ohio (2.78%)
9,915,000	Worthington City School District, General Obligation Unlimited Bonds(a)	4.00%	12/01/44	11,169,743

Pennsylvania (6.90%)
9,560,000	Allegheny County Hospital Development Authority, Revenue Bonds(a)	4.00%	07/15/39	10,646,399
15,445,000	Pennsylvania Turnpike Commission, Revenue Bonds(a)	4.00%	12/01/49	17,122,327
				27,768,726
Puerto Rico (1.91%)
3,333,020	GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds	7.50%	08/20/40	2,608,088
5,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds	4.33%	07/01/40	5,081,100
				7,689,188

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2019	7

RiverNorth Managed Duration Municipal Income Fund, Inc.

Schedule of Investments	December 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Texas (17.24%)
$11,780,000	City of Dallas TX, Series A, General Obligation Limited Bonds(a)	4.00%	02/15/37	$13,396,098
19,890,000	New Caney Independent School District, General Obligation Unlimited Bonds(a)	4.00%	02/15/49	22,315,188
16,000,000	Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds(a)	5.00%	06/30/58	18,670,720
12,850,000	Texas Transportation Commission, Revenue Bonds(a)	5.00%	08/01/57	14,969,993
				69,351,999
U.S. Territory (3.97%)
14,500,000	Metropolitan Washington D.C. Airport Authority, Revenue Bonds(a)	4.00%	10/01/44	15,974,940

Utah (0.35%)
1,400,000	County of Weber UT, Revenue Bonds(b)	0.46%	02/15/35	1,400,000

Wisconsin (2.48%)
10,000,000	State of Wisconsin, Revenue Bonds(b)	1M US L + 1.20%	05/01/32	9,973,000

TOTAL MUNICIPAL BONDS
(Cost $415,384,803)				420,028,681

Shares/Description		Value
SHORT-TERM INVESTMENTS (2.78%)
11,167,993	BlackRock Liquidity Funds MuniCash Portfolio (7 Day Yield 1.32%)	$11,172,943

TOTAL SHORT-TERM INVESTMENTS
(Cost $11,170,995)		11,172,943

TOTAL INVESTMENTS (164.84%)
(Cost $657,709,888)		$663,210,970

Floating Rate Note Obligations (-65.88%)(c)		(265,070,000)
Other Assets In Excess Of Liabilities (1.04%)		4,186,294
NET ASSETS (100.00%)		$402,327,264

See Notes to Financial Statements.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund, Inc.

Schedule of Investments	December 31, 2019 (Unaudited)

(a)	All or portion of principal amount transferred to a Tender Option Bond ("TOB") Issuer in exchange for TOB Residuals and cash.

(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Face value of Floating Rate Notes issued in TOB transactions.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

1M US L - 1 Month LIBOR as of December 31, 2019 was 1.76%

Futures Contracts Sold:
Description	Contracts (Short)	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
US 10 Yr Note Future	(2,600)	March 2020	$333,896,875	$2,657,343
US Long Bond	(428)	March 2020	66,727,875	1,289,682
			$400,624,750	$3,947,025

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2019	9

RiverNorth Managed Duration Municipal Income Fund, Inc.

Statement of Assets and Liabilities	December 31, 2019 (Unaudited)

ASSETS:
Investments in securities:
At cost	$657,709,888
At value	$663,210,970

Variation margin receivable	431,487
Deposit with broker for futures contracts	4,145,600
Receivable for investments sold	314,133
Interest receivable	3,559,865
Dividends receivable	14,306
Total Assets	671,676,361

LIABILITIES:
Payable for Floating Rate Note Obligations	265,070,000
Payable to custodian due to overdraft	207,310
Payable for interest expense and fees on Floating Rate Note Obligations	850,111
Payable for investments purchased	2,428,202
Payable to Advisor	782,600
Other payables	10,874
Total Liabilities	269,349,097
Net Assets	$402,327,264

NET ASSETS CONSIST OF:
Paid-in capital	$394,786,025
Total distributable earnings	7,541,239
Net Assets	$402,327,264

PRICING OF SHARES:
Net Assets	$402,327,264
Shares of common stock outstanding (50,000,000 of shares authorized, at $0.0001 par value per share)	19,739,301
Net asset value per share	$20.38

See Notes to Financial Statements.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund, Inc.

Statement of Operations	For the Period July 26, 2019 (Commencement of Operations) to December 31, 2019 (Unaudited)

INVESTMENT INCOME:
Interest	$3,724,021
Dividends	4,002,729
Total Investment Income	7,726,750

EXPENSES:
Investment Adviser fee	3,805,779
Interest expense and fees on Floating Rate Note Obligations	1,359,333
Legal expenses	10,874
Total Expenses	5,175,986
Net Investment Income	2,550,764

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	642,460
Futures	2,140,274
Net realized gain	2,782,734
Net change in unrealized appreciation/depreciation on:
Investments	5,501,082
Futures	3,947,025
Net change in unrealized appreciation/depreciation	9,448,107
Net Realized and Unrealized Gain on Investments and Futures Contracts	12,230,841
Net Increase in Net Assets Resulting from Operations	$14,781,605

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2019	11

RiverNorth Managed Duration Municipal Income Fund, Inc.

Statement of Changes in Net Assets

For the Period July 25, 2019 (Commencement of Operations) to December 31, 2019
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,550,764
Net realized gain	2,782,734
Net change in unrealized appreciation/depreciation	9,448,107
Net increase in net assets resulting from operations	14,781,605

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(7,240,366)
Net decrease in net assets from distributions to shareholders	(7,240,366)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	394,684,939
Reinvestment of distributions	1,086
Net increase in net assets from capital share transactions	394,686,025

Net Increase in Net Assets	402,227,264

NET ASSETS:
Beginning of period	100,000
End of period	$402,327,264

OTHER INFORMATION:
Share Transactions:
Shares outstanding- beginning of period	5,000
Shares sold	19,734,247
Shares issued in reinvestment of distributions	54
Shares outstanding - end of period	19,739,301

See Notes to Financial Statements.

12	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund, Inc.

Statement of Cash Flows	For the Period July 26, 2019 (Commencement of Operations) to December 31, 2019 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$14,781,605
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investment securities	(1,206,286,447)
Proceeds from disposition of investment securities	561,053,912
Amortization of premium and accretion of discount on investments, net	1,431,632
Net purchases of short-term investment securities	(11,152,456)
Net realized (gain)/loss on:
Investments	(642,460)
Net change in unrealized appreciation/depreciation on:
Investments	(5,501,082)
(Increase)/Decrease in assets:
Interest receivable	(3,559,865)
Dividends receivable	(14,306)
Variation margin receivable on futures contracts	(431,487)
Increase/(Decrease) in liabilities:
Payable for interest expense and fees on Floating Rate Note Obligations	850,111
Payable to Advisor	782,600
Other payables	10,874
Net cash used in operating activities	$(648,677,369)

CASH FLOWS FROM FINANCING ACTIVITIES:
Payments and proceeds from floating rate note obligations	$265,070,000
Proceeds from sale of capital shares	394,684,939
Cash distributions paid - net of distributions reinvested	(7,239,280)
Payable to custodian due to overdraft	207,310
Net cash provided by financing activities	$652,722,969

Net increase in cash and restricted cash	$4,045,600
Cash and restricted cash, beginning of year	$100,000
Cash and restricted cash, end of year	$4,145,600

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest expense and fees on floating rate note obligations	$509,222
Reinvestment of distributions	$1,086

Reconciliation of restricted and unrestricted cash at the beginning of period to the statement of assets and liabilities:
Cash	$100,000

Reconciliation of restricted and unrestricted cash at the end of the period to the statement of assets and liabilities:
Deposit with broker for futures contracts	$4,145,600

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2019	13

RiverNorth Managed Duration Municipal Income Fund, Inc.

Financial Highlights	For a share outstanding throughout the period presented

	For the Period July 25, 2019 (Commencement of Operations) to December 31, 2019
Net asset value - beginning of period	$20.00
Income/(loss) from investment operations:
Net investment income(a)	0.13
Net realized and unrealized gain	0.62
Total income from investment operations	0.75
Less distributions:
From net investment income	(0.37)
Total distributions	(0.37)
Net increase in net asset value	0.38
Net asset value - end of period	$20.38
Market price - end of period	$19.34
Total Return(b)	3.79	%(c)
Total Return - Market Price(b)	(1.50	%)(c)
Supplemental Data:
Net assets, end of period (in thousands)	$402,327
Ratios to Average Net Assets (including interest on short term floating rate obligations)(d)
Ratio of expenses to average net assets	3.03	%(e)(f)
Ratio of net investment income to average net assets	1.49	%(e)(f)
Ratios to Average Net Assets (excluding interest on short term floating rate obligations)
Ratio of expenses to average net assets	2.24	%(e)(f)
Ratio of net investment income to average net assets	2.28	%(e)(f)
Portfolio turnover rate	105	%(c)
Payable for floating rate obligations (in thousands)	$265,070
Asset coverage per $1,000 of floating rate obligations payable	2,518

(a)	Calculated using average shares throughout the period.

(b)	Total investment return is calculated assuming a purchase of common shares at the opening on the first day and a sale at closing on the last day of each period reported. For purposes of this calculation, dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any. Periods less than one year are not annualized.

(c)	Not annualized.

(d)	Interest expense relates to the cost of tender option bond transactions (See Note 2).

(e)	Annualized.

(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.

See Notes to Financial Statements.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2019 (Unaudited)

1. ORGANIZATION

RiverNorth Managed Duration Municipal Income Fund, Inc. (the “Fund”) was organized as a Maryland corporation on March 18, 2019 pursuant to an Articles of Incorporation, which was amended and restated on June 20, 2019 (“Articles of Incorporation”). The Fund had no operations until July 25, 2019 (commencement of operations), other than those related to organizational matters and the registration of its shares under applicable securities laws.

The Fund is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Articles of Incorporation permit the Board of Directors (the “Board” or “Directors”) to authorize and issue fifty million shares of common stock with $0.0001 par value per share. The Fund is considered an investment company and therefore follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards codification Topic 946 Financial Services – Investment Companies.

The Fund will terminate on or before July 25, 2031; provided, that if the Board of Directors believes that under then-current market conditions it is in the best interests of the Fund to do so, the Fund may extend the Termination Date once for up to one year, and once for an additional six months. The Fund may be converted to an open-end investment company at any time if approved by the Board of Directors and the shareholders.

The Fund’s investment adviser is RiverNorth Capital Management, LLC (the “Adviser”) and the Fund’s sub-adviser is MacKay Shields, LLC (the "Sub-Adviser"). The Fund’s investment objective is to seek current income exempt from regular U.S. federal income taxes (but which may be includable in taxable income for purposes of the Federal alternative minimum tax). The Fund’s secondary investment objective is total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The financial statements are prepared in accordance with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2019.

The Fund invests in closed-end funds, each of which has its own investment risks. Those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one closed end fund than in another, the Fund will have greater exposure to the risks of that closed end fund.

Semi-Annual Report | December 31, 2019	15

RiverNorth Managed Duration Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2019 (Unaudited)

Security Valuation: The Fund’s investments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Investment Income: The Fund follows industry practice and records securities transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date, and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method over the life of the respective securities.

Federal Income Taxes: The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the "IRC"), by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

As of and during the period from July 25, 2019 (commencement of operations) to December 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statement of Operations. During the period from July 25, 2019 (commencement of operations) to December 31, 2019, the Fund did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are paid monthly and determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset value ("NAV") per share of the Fund.

The Fund distributes to shareholders regular monthly cash distributions of its net investment income. In addition, the Fund distributes its net realized capital gains, if any, at least annually. At times, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return capital, in addition to current net investment income. Any distribution that is treated as a return of capital generally will reduce a shareholder’s basis in his or her shares, which may increase the capital gain or reduce the capital loss realized upon the sale of such shares. Any amounts received in excess of a shareholder’s basis are generally treated as capital gain, assuming the shares are held as capital assets.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2019 (Unaudited)

Tender Option Bonds: The Fund may leverage its assets through the use of proceeds received from tender option bond (“TOB”) transactions. In a TOB transaction, a tender option bond trust (a “TOB Issuer”) is typically established, which forms a special purpose trust into which the Fund, or an agent on behalf of the Fund, transfers municipal bonds or other municipal securities (“Underlying Securities”). A TOB Issuer typically issues two classes of beneficial interests: short-term floating rate notes (“TOB Floaters”) with a fixed principal amount representing a senior interest in the Underlying Securities, and which are generally sold to third party investors, and residual interest municipal tender option bonds (“TOB Residuals”) representing a subordinate interest in the Underlying Securities, and which are generally issued to the Fund. The interest rate on the TOB Floaters resets periodically, usually weekly, to a prevailing market rate, and holders of the TOB Floaters are granted the option to tender their TOB Floaters back to the TOB Issuer for repurchase at their principal amount plus accrued interest thereon periodically, usually daily or weekly. The Fund may invest in both TOB Floaters and TOB Residuals, including TOB Floaters and TOB Residuals issued by the same TOB Issuer. The Fund may not invest more than 5% of its “Managed Assets” in any single TOB Issuer. Managed Assets is defined as total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding).

As a result of Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and the rules thereunder (collectively, the “Volcker Rule”), banking entities are generally prohibited from sponsoring the TOB Issuer, and instead the Fund may serve as the sponsor of a TOB issuer (“Fund-sponsored TOB”) and establish, structure and “sponsor” a TOB Issuer in which it holds TOB Residuals. In connection with Fund-sponsored TOBs, the Fund may contract with a third-party to perform some or all of the Fund’s duties as sponsor. The Fund’s role under the Fund-sponsored TOB structure may increase its operational and regulatory risk. If the third-party is unable to perform its obligations as an administrative agent, the Fund itself would be subject to such obligations or would need to secure a replacement agent. The obligations that the Fund may be required to undertake could include reporting and recordkeeping obligations under the IRC and federal securities laws and contractual obligations with other TOB service providers.

Under the Fund-sponsored TOB structure, the TOB Issuer receives Underlying Securities from the Fund through (or as) the sponsor and then issues TOB Floaters to third party investors and TOB Residuals to the Fund. The Fund is paid the cash (less transaction expenses, which are borne by the Fund) received by the TOB Issuer from the sale of TOB Floaters and typically will invest the cash in additional municipal bonds or other investments permitted by its investment policies. TOB Floaters may have first priority on the cash flow from the securities held by the TOB Issuer and are enhanced with a liquidity support arrangement from a bank or an affiliate of the sponsor (the “liquidity provider”), which allows holders to tender their position back to the TOB Issuer at par (plus accrued interest). The Fund, in addition to receiving cash from the sale of TOB Floaters, also receives TOB Residuals. TOB Residuals provide the Fund with the right to (1) cause the holders of TOB Floaters to tender their notes to the TOB Issuer at par (plus accrued interest), and (2) acquire the Underlying Securities from the TOB Issuer. In addition, all voting rights and decisions to be made with respect to any other rights relating to the Underlying Securities deposited in the TOB Issuer are passed through to the Fund, as the holder of TOB Residuals. Such a transaction, in effect, creates exposure for the Fund to the entire return of the Underlying Securities deposited in the TOB Issuer, with a net cash investment by the Fund that is less than the value of the Underlying Securities deposited in the TOB Issuer. This multiplies the positive or negative impact of the Underlying Securities’ return within the Fund (thereby creating leverage). Income received from TOB Residuals will vary inversely with the short term rate paid to holders of TOB Floaters and in most circumstances, TOB Residuals represent substantially all of the Underlying Securities’ downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Securities’ value. The amount of such increase or decrease is a function, in part, of the amount of TOB Floaters sold by the TOB Issuer of these securities relative to the amount of TOB Residuals that it sells. The greater the amount of TOB Floaters sold relative to TOB Residuals, the more volatile the income paid on TOB Residuals will be. The price of TOB Residuals will be more volatile than that of the Underlying Securities because the interest rate is dependent on not only the fixed coupon rate of the Underlying Securities, but also on the short-term interest rate paid on TOB Floaters.

Semi-Annual Report | December 31, 2019	17

RiverNorth Managed Duration Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2019 (Unaudited)

For TOB Floaters, generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the Underlying Securities deposited in the TOB Issuer, the Fund, if it is the holder of the TOB Floaters, relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the TOB Issuer provide for a liquidation of the Underlying Security deposited in the TOB Issuer and the application of the proceeds to pay off the TOB Floaters.

The TOB Issuer may be terminated without the consent of the Fund upon the occurrence of certain events, such as the bankruptcy or default of the issuer of the Underlying Securities deposited in the TOB Issuer, a substantial downgrade in the credit quality of the issuer of the securities deposited in the TOB Issuer, the inability of the TOB Issuer to obtain liquidity support for the TOB Floaters, a substantial decline in the market value of the Underlying Securities deposited in the TOB Issuer, or the inability of the sponsor to remarket any TOB Floaters tendered to it by holders of the TOB Floaters. In such an event, the TOB Floaters would be redeemed by the TOB Issuer at par (plus accrued interest) out of the proceeds from a sale of the Underlying Securities deposited in the TOB Issuer. If this happens, the Fund would be entitled to the assets of the TOB Issuer, if any, that remain after the TOB Floaters have been redeemed at par (plus accrued interest). If there are insufficient proceeds from the sale of these Underlying Securities to redeem all of the TOB Floaters at par (plus accrued interest), the liquidity provider or holders of the TOB Floaters would bear the losses on those securities and there would be no recourse to the Fund’s assets (unless the Fund held a recourse TOB Residual).

Pursuant to the Volcker Rule, to the extent that the remarketing agent is a banking entity, it would not be able to repurchase tendered TOB Floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Issuer to purchase the tendered TOB Floaters. The TOB Issuer, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased TOB Floaters now held by the TOB Issuer. However, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2019 (Unaudited)

For financial reporting purposes, Underlying Securities that are deposited into a TOB Issuer are treated as investments of the Fund, and are presented in the Fund’s Schedule of Investments. Outstanding TOB Floaters issued by a TOB Issuer are presented as a liability at their face value as “Payable for Floating Rate Note Obligations” in the Fund’s Statement of Assets and Liabilities. The face value of the TOB Floaters approximates the fair value of the floating rate notes. Interest income from the Underlying Securities is recorded by the Fund on an accrual basis. Interest expense incurred on the TOB Floaters and other expenses related to remarketing, administration and trustee services to a TOB Issuer are recognized as a component of “Interest expense and fees on floating rate note obligations” in the Statement of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to "Interest expense and fees on floating rate note obligations" in the Statement of Operations.

At December 31, 2019, the aggregate value of the Underlying Securities transferred to the TOB Issuer and the related liability for TOB Floaters was as follows:

Underlying Securities Transferred to TOB Issuers	Liability for Floating Rate Note Obligations
$388,066,493	$265,070,000

During the period from July 25, 2019 (commencement of operations) to December 31, 2019, the Fund’s average TOB Floaters outstanding and the daily weighted average interest rate, including fees, were as follows:

Average Floating Rate Note Obligations Outstanding	Daily Weighted Average Interest Rate
$244,519,145	1.33%

Other: The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. U.S. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Semi-Annual Report | December 31, 2019	19

RiverNorth Managed Duration Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2019 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or the Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or the Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be classified as Level 1 securities.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2019 (Unaudited)

Fixed income securities, including municipal and corporate bonds, are normally valued at the mean between the closing bid and asked prices provided by independent pricing services. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. These securities will be classified as Level 2 securities.

Futures contracts are normally valued at the settlement price or official closing price provided by independent pricing services.

In accordance with the Fund’s good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

Semi-Annual Report | December 31, 2019	21

RiverNorth Managed Duration Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2019 (Unaudited)

The following is a summary of the inputs used at December 31, 2019 in valuing the Fund’s assets:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds	$222,175,804	$–	$–	$222,175,804
U.S. Corporate Bonds	–	9,833,542	–	9,833,542
Municipal Bonds	–	420,028,681	–	420,028,681
Short-Term Investments	11,172,943	–	–	11,172,943
Total	$233,348,747	$429,862,223	$–	$663,210,970
Other Financial Instruments**
Assets:
Future Contracts	$3,947,025	$–	$–	$3,947,025
Total	$3,947,025	$–	$–	$3,947,025

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.

**	Other financial instruments are derivative instruments reflected in the Schedule of Investments. Futures contracts are reported at their unrealized appreciation/depreciation.

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Fund’s use of derivative instruments. The Fund’s investment objective not only permits the Fund to purchase investment securities, but also allow the Fund to enter into various types of derivative contracts such as futures. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk relates to the risk that the municipal securities in the Fund’s portfolio will decline in value because of increases in market interest rates.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2019 (Unaudited)

Risk of Investing in Derivatives

The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Futures

The Fund may invest in futures contracts in accordance with its investment objectives. The Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a fund from liquidating an unfavorable position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, a fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The Fund is party to certain enforceable master netting arrangements, which provide for the right of offset under certain circumstances, such as the event of default.

When a purchase or sale of a futures contract is made by a fund, the fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day the Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Fund. Variation margin does not represent a borrowing or loan by the Fund but instead is a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Semi-Annual Report | December 31, 2019	23

RiverNorth Managed Duration Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2019 (Unaudited)

Derivative Instruments: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivatives instruments on the Fund's Statement of Assets and Liabilities as of December 31, 2019:

	Asset Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value
Interest Rate Risk (Futures Contracts)*	Unrealized appreciation on futures contracts	$3,947,025

*	The value presented includes cumulative loss on open futures contracts; however the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable as of December 31, 2019.

The effect of derivative instruments on the Statement of Operations for the fiscal period ended December 31, 2019:

Risk Exposure	Statement of Operations Location	Realized Gain on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Interest rate risk (Futures contracts)	Net realized gain on futures contracts; Net change in unrealized appreciation/depreciation on futures contracts	$2,140,274	$3,947,025

24	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2019 (Unaudited)

The futures contracts average notional amount during the period ended December 31, 2019, is noted below.

Fund	Average Notional Amount of Futures Contracts
RiverNorth Managed Duration Municipal Income Fund, Inc.	$290,616,589

5. ADVISORY FEES, DIRECTOR FEES AND OTHER AGREEMENTS

RiverNorth will serve as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund will pay RiverNorth an annual management fee of 1.40% of the Fund’s average daily managed assets (the “Daily Managed Assets”) for the services and facilities it provides to the Fund (the “Unitary Management Fee”). Out of the Unitary Management Fee, the Adviser will pay substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent directors and other services, except for costs, including interest expenses, of borrowing money or engaging in other types of leverage financing including, without limit, through the use by the Fund of tender option bond transactions or preferred shares, distribution fees or expenses, brokerage expenses, taxes and governmental fees, fees and expenses of any underlying funds in which the Fund invests, dividend and interest expense on short positions, fees and expenses of independent directors, certain fees and expenses associated with shareholder meetings, costs associated with any future share offerings, tender offers and other share repurchases and redemptions, and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Unitary Management Fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

For these purposes, the term Daily Managed Assets is defined as the value of the total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding), calculated as of 4:00 p.m. Eastern time on such day or as of such other time or times as the Board of Directors may determine in accordance with the provisions of applicable law and of the declaration and bylaws of the Fund and with resolutions of the Board of Directors as from time to time in force. The provisions of the Investment Company Act of 1940 provide that the Fund may borrow or issue notes or debt securities in an amount up to 33 1/3% of its total assets or may issue Preferred Shares in an amount up to 50% of the Fund’s total assets (including the proceeds from leverage). Under current market conditions, the Fund intends to utilize leverage in an amount equal to 35% of the Fund’s Managed Assets from the proceeds of tender option bond transactions. The adviser will assess whether or not to engage in leverage based on its assessment of conditions in the debt and credit markets. Leverage, if used, is expected to take the form of a borrowing or the issuance of preferred stock, although the Fund currently anticipates that leverage will initially be obtained through the use of proceeds received from tender option bond transactions.

Mackay Shields, LLC is the investment sub-adviser to the Fund. Under the terms of the sub-advisory agreement, the Sub-Adviser, subject to the supervision of the Adviser and the Board of Directors, provides to the Fund such investment advice as is deemed advisable and will furnish a continuous investment program for the portion of assets managed, consistent with the Fund’s investment objective and policies. As compensation for its sub-advisory services, the Adviser is obligated to pay the Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of 0.20% of the Daily Managed Assets of the Fund.

Semi-Annual Report | December 31, 2019	25

RiverNorth Managed Duration Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2019 (Unaudited)

ALPS Fund Services, Inc. (“ALPS”), serves as administrator to the Fund. Under an Administration, Bookkeeping and Pricing Services Agreement, ALPS is responsible for calculating the net asset and Daily Managed Assets values, providing additional fund accounting and tax services, and providing fund administration and compliance-related services to the Fund. ALPS is entitled to receive the greater of an annual minimum fee or a monthly fee based on the Fund’s average net assets, plus out-of-pocket expenses. These fees are paid out of the unitary management fee.

DST Systems Inc., an affiliate of ALPS, serves as transfer, dividend paying, and shareholder servicing agent for the Fund (the “Transfer Agent”).

State Street Bank & Trust, Co. serves as the Fund’s custodian.

Certain Officers and Directors of the Fund are “interested persons” of the Fund as they are also employees of the Adviser or ALPS. Officers and Directors who are “interested persons” of the Fund received no salary or fees from the Fund except for the CCO for compliance expenses. Directors who are not “interested persons” receive a fee from the Fund of $16,500 per year, plus $1,500 per Board of Directors meeting attended. In addition, the lead Independent Director receives $250 annually, the Chair of the Audit Committee receives $500 annually, and the Chair of the Nominating and Corporate Governance Committee receives $250 annually. The Independent Directors are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board of Directors. These fees are paid out of the unitary management fee.

6. TAX BASIS INFORMATION

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, adjusted for tender option bonds, including short-term securities and excluding derivative instruments at December 31, 2019, was as follows:

Cost of investments for income tax purposes	$266,731,662
Gross appreciation on investments (excess of value over tax cost)	11,023,622
Gross depreciation on investments (excess of tax cost over value)	(1,590,503)
Net unrealized appreciation on investments	$9,433,119

26	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund, Inc.

Notes to Financial Statements	December 31, 2019 (Unaudited)

7. INVESTMENT TRANSACTIONS

Investment transactions for the period July 26, 2019 (commencement of operations) to December 31, 2019, excluding short-term investments, were as follows:

Purchases	Sales
$1,208,714,649	$561,368,045

8. CAPITAL SHARE TRANSACTIONS

On July 25, 2019, 19,739,247 shares were issued in connection with the Fund’s initial public offering. Proceeds from the sale of shares was $394,784,940.

Additional shares of the Fund may be issued under certain circumstances, including pursuant to the Fund's Automatic Dividend Reinvestment Plan, as defined within the Fund's organizational documents. Additional information concerning the Automatic Dividend Reinvestment Plan is included within this report.

9. INDEMNIFICATIONS

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund’s maximum exposure under those arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

10. SUBSEQUENT EVENTS

Subsequent to December 31, 2019, the Fund paid the following distributions:

Ex-Date	Record Date	Payable Date	Rate (per share)
January 16, 2020	January 17, 2020	January 31, 2020	$0.0917
February 13, 2020	February 14, 2020	February 28, 2020	$0.0917

Semi-Annual Report | December 31, 2019	27

RiverNorth Managed Duration Municipal Income Fund, Inc.

Dividend Reinvestment Plan	December 31, 2019 (Unaudited)

The Fund has an automatic dividend reinvestment plan commonly referred to as an “opt-out” plan. Unless the registered owner of Common Shares elects to receive cash by contacting DST Systems, Inc. (the “Plan Administrator”), all dividends declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of Common Shareholders and may re-invest that cash in additional Common Shares. Reinvested Dividends will increase the Fund’s Managed Assets on which the management fee is payable to the Adviser (and by the Adviser to the Sub-Adviser).

Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the NAV per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the Fund’s NAV per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value plus estimated brokerage commissions (i.e., the Fund’s Common Shares are trading at a discount), the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per Common Share at the close of business on the Last Purchase Date.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund, Inc.

Dividend Reinvestment Plan	December 31, 2019 (Unaudited)

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

Beneficial owners of Common Shares who hold their Common Shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends, even though such participants have not received any cash with which to pay the resulting tax. See “U.S. Federal Income Tax Matters” below. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. All correspondence or questions concerning the Plan should be directed to the Plan Administrator at (844) 569-4750.

Semi-Annual Report | December 31, 2019	29

RiverNorth Managed Duration Municipal Income Fund, Inc.

Additional Information	December 31, 2019 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ending June 30 will be available without charge upon request by (1) calling the Fund at (888) 848-7569 and (2) from Form N-PX filed by the Fund with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of the fiscal year on Part F of Form N-PORT. The Fund’s first and third fiscal quarters end of September 30 and March 31. The Form N-PORT must be made within 60 days of the end of the quarter. The Fund’s Forms N-PORT filing (and its predecessor Form, Form N-Q) are available on the SEC’s website at www.sec.gov. You may also obtain copies by calling the Fund at 1-888-848-7569.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth Managed Duration Municipal Income Fund, Inc.

Consideration and Approval of Advisory	December 31, 2019 (Unaudited)

and Sub-Advisory Agreements

Consideration and Approval of Advisory and Sub-Advisory Agreements with RiverNorth Capital Management, LLC and MacKay Shields LLC

At the Fund’s organizational in-person meeting of the Board of Directors held on June 18, 2019, the Board, including a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the "1940 Act"))(the “Independent Directors”), considered the approval of the Advisory Agreement between RiverNorth Capital Management, LLC (“RiverNorth” or the “Adviser”) and the Fund, as well as the Sub-Advisory Agreement between RiverNorth and MacKay Shields LLC (“MacKay” or the “Sub-Adviser”), with respect to the Fund (the “Sub-Advisory Agreement” ). The Board was assisted by independent counsel throughout the approval process. The Board received and reviewed materials specifically concerning the approval of the Advisory and Sub-Advisory Agreements provided by RiverNorth and McKay, respectively (the “Renewal Materials”), as requested by the Independent Directors, as well as a memorandum from legal counsel detailing the Directors’ responsibilities in the approval process. The Board also recognized and considered that RiverNorth and MacKay each serve in similar roles for, and each Board member is also a director of, a closed-end fund ("CEF"), which operates a similar strategy to the Fund, the RiverNorth Opportunistic Municipal Income Fund, Inc. ("RMI"). In its deliberations, the Board referred to the materials provided by RiverNorth and MacKay in connection with the RMI board's approval of RMI's advisory and sub-advisory agreements with RiverNorth and MacKay, respectively. The Board considered the below factors, among others, in reaching its determination to approve the Advisory Agreement and Sub-Advisory Agreement. The Board did not consider any single factor as controlling in determining whether or not to approve the Investment Advisory Agreement and Sub-Advisory Agreement, nor are the items described herein all-encompassing of the matters considered by the Board.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by RiverNorth to the Fund under the Investment Advisory Agreement and the sub-advisory services proposed to be provided by MacKay to the Fund under the Sub-Advisory Agreement. The Board recognized that RiverNorth and MacKay each served in similar roles for RMI, which operated using a similar strategy to the Fund.

The Directors reviewed the Adviser’s Form ADV, which was previously provided to the Board and which provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. The Board considered the Fund’s investment objective and policies, and the types of investments to be made. The Board also reviewed the qualifications of the portfolio managers, and other key personnel who would provide the investment advisory and sub-advisory services to the Fund. The Board determined that the portfolio managers and key personnel were well qualified by education and experience to perform the services in an efficient and professional manner. The Board also took into account RiverNorth and MacKay’s investment advisory services to be rendered to the Fund, including the manner in which investment decisions are to be made and executed. Further, the Board considered RiverNorth’s and MacKay’s experience working with other registered investment companies, including RMI.

The Board noted that the Fund would be new and therefore has no performance history, but considered the fact that RMI has shown strong performance since inception. The Board considered the performance of other RiverNorth managed registered investment companies across the industry, noting that several of the RiverNorth managed funds outperformed their benchmark indices and categories. With regard to MacKay, the Board noted that Mackay was also a sub-advisor other registered investment companies outside of the Fund (including RMI) utilizing a similar strategies as the Fund. The Board noted RiverNorth’s satisfaction with MacKay’s services provided in their experience working together.

Semi-Annual Report | December 31, 2019	31

RiverNorth Managed Duration Municipal Income Fund, Inc.

Consideration and Approval of Advisory	December 31, 2019 (Unaudited)

and Sub-Advisory Agreements

The Board concluded that the overall quality of the advisory services to be provided by RiverNorth and sub-advisory services to be provided by MacKay was expected to be satisfactory.

Fees and Expenses

The Board reviewed the advisory fee rates and expected total expense ratio of the Fund compared both to (i) a peer group of municipal funds selected by FUSE Research Network, LLC’s (“FUSE”), (ii) a peer group of hybrid funds selected by FUSE, and (iii) the advisory fees charged to other comparative investment vehicles and accounts managed by RiverNorth. The Directors noted that the contractual unitary fee of 1.40% of the Fund’s managed assets was the highest of the peer groups. However, the Board noted the conclusion made previously that the significant differences between the strategies of the funds of each peer group as compared to the Fund limited the comparability. Further, the Board noted the fact that the Fund’s fee was a unitary fee. With regard particularly to the hybrid peer group, the Board considered the fact that the peer funds overall had significantly higher asset levels allowing them to realize economies of scale not expected to be available to the Fund. It was also noted that RiverNorth would be paying MacKay a portion of the management fee for its services as sub-adviser, in addition to that of the Fund’s other expenses. Further, the Board noted that the Fund’s aggregate expense ratio was in the range of the hybrid peer group. With regard to the advisory fees charged to other investment companies and accounts managed by RiverNorth, the Directors noted that the differences between the Fund’s unitary fee and the contractual management fee paid by a majority of the RiverNorth funds made a direct comparison difficult.

In conclusion, the Board agreed that, while the advisory fees were higher in respect to its peers, in light of the services proposed to be provided to the Fund, the unitary nature of the fee, and the experience and expertise of the Adviser and MacKay, the proposed fees were not unreasonable.

Breakpoints and Economies of Scale

The Board reviewed the structure of the investment advisory fees, noting that the Fund was new, and therefore RiverNorth could not determine when or if economies of scale may be achieved. Further, the Directors agreed that the Fund’s closed-end structure prevented the likelihood of significant economies of scale being reached.

Profitability of Rivernorth and Mackay (and Affiliates)

The Board reviewed a profitability analysis prepared by RiverNorth and MacKay with respect to the management of the Fund. The Board noted that the analysis showed that the firms expected to earn a modest, but not excessive profit margin with respect to their management of the Fund. Further, in total, the Board noted that the Fund was not expected to be immediately profitable for RiverNorth, noting that the firm was anticipating approximately four years to pass before the the Fund is profitable. The Directors also noted the limited life of the Fund limited the each firm’s overall profitability potential.

Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its independent counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the Advisory Agreement and Sub-Advisory Agreement.

32	(888) 848-7569 | www.rivernorth.com

Board of Directors

Patrick W. Galley, CFA, Chairman

John K. Carter

John S. Oakes

J. Wayne Hutchens

David M. Swanson

Jerry R. Raio

Investment Adviser

RiverNorth Capital Management, LLC

Sub Adviser

MacKay Shields LLC

Fund Administrator

ALPS Fund Services, Inc.

Transfer Agent and
Dividend Disbursing Agent

DST Systems, Inc.

Custodian

 State Street Bank and Trust Company

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

RiverNorth Capital Management, LLC

325 N. LaSalle Street, Suite 645

 Chicago, IL 60654

Secondary market support provided to the Fund by ALPS Fund Services, Inc.’s affiliate ALPS Distributors, Inc., a FINRA member.

This report is provided for the general information of the shareholders of the

RiverNorth Managed Duration Municipal Income Fund, Inc. This report is not intended for distribution to prospective investors in the Fund,

unless preceded or accompanied by an effective prospectus.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors of the Registrant.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Items 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	RiverNorth Managed Duration Municipal Income Fund Inc.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	March 10, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	March 10, 2020

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer and Chief Financial Officer

Date:	March 10, 2020